DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2017	$ 2,634
2018	393
2019	24,009
2020	2,832
2021	28
Thereafter	82,000
Total	$ 111,896